SHARE-BASED COMPENSATION - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Authorization for the grant of options for the purchase of common shares (as a percent)	10.00%
Remaining contractual life (in years)	10 years
Award vesting period (in years)	3 years
Weighted average fair value at measurement date, share options granted	$ 1,755,912	$ 1,755,912	$ 1,428,004	$ 1,428,004
Share price (C$) | (per share)	0.91	$ 2.78		$ 6.94
Transaction costs	3,655,645		11,062,481
Share-based compensation	5,203,521		12,349,758
Contributed surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 5,203,521		$ 12,349,758
Stock Option Plan The Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period (in years)	4 years
Restricted Stock Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining contractual life (in years)	1 year 9 months 18 days		1 year 10 months 24 days
Transaction costs	$ 631,495		$ 522,875